4. Credit Card Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
4. Credit Card Payable

note 4 – CREDIT CARD PAYABLE

The Company has a revolving credit with American Express for short-term working capital. The credit card payable balance at March 31, 2015 and 2014 totaled $35,829 and $35,829, respectively. The card was issued in June 2013.

note 4 – CREDIT CARD PAYABLE

The Company has a revolving credit with American Express for short-term working capital. The credit card payable balance at December 31, 2014 and 2013 totaled $35,830 and $35,879, respectively. The card was issued in June 2013.